Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Equity Fund

(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 1, 2018
to the Summary Prospectuses and Prospectuses
dated November 1, 2018

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES
FOR FUTURE REFERENCE

JPMorgan Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Equity Fund

(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 1, 2018
to the Summary Prospectuses and Prospectuses
dated November 1, 2018

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES
FOR FUTURE REFERENCE